Note 12 - Stock Option and Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding and not vested beginning balance at January 1, 2013	48,073	$2.50
Granted	—	$—
Forfeited/cancelled	(21,798)	$2.46
Released/vested	(9,386)	$2.74
Outstanding and not vested at September 30, 2013	16,889	$2.43

	Number of Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding and not vested beginning balance at January 1, 2011	101,446	$7.57
Granted	332,155	$1.46
Forfeited/cancelled	(33,550)	$4.61
Released/vested	(110,256)	$4.91
Outstanding and not vested beginning balance at January 1, 2012	289,795	$1.92
Granted	1,029,113	$0.31
Forfeited/cancelled	(131,216)	$1.68
Released/vested	(1,139,619)	$0.47
Outstanding and not vested at December 31, 2012	48,073	$2.50

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares Subject to Option	Weighted-Average Exercise Price
Outstanding at January 1, 2013	679,744	$2.75
Granted	—	$—
Forfeited/cancelled/expired	(411,040)	$3.00
Exercised	—	$—
Outstanding at March 31, 2013	268,704	$2.38
Exercisable at March 31, 2013	247,871	$2.40

	Number of Shares Subject To Option 2012	Weighted-Average Exercise Price	Number of Shares Subject To Option 2011	Weighted-Average Exercise Price
Outstanding beginning balance	1,077,744	$5.47	999,775	$8.66
Granted during the year	46,875	0.26	377,699	1.72
Forfeited/cancelled/expired during the year	(444,875)	9.08	(299,730)	11.36
Exercised during the year	—	—	—	—
Outstanding at end of year	679,744	$2.75	1,077,744	$5.47
Exercisable at end of year	477,538	$2.82	468,758	$8.95
Outstanding and expected to vest	669,049	$2.82	1,007,256	$5.68

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Weighted-average volatility	—	—	—	105.5
Expected dividends	—	—	—	0.0%
Expected life (years)	—	—	—	2.6
Weighted-average risk-free interest rate	—	—	—	0.4%

	Twelve Months Ended December 31,
	2012	2011
Weighted-average volatility	105.5%	103.8%
Expected dividends	0.0%	0.0%
Expected life (years)	2.9	3.0
Weighted-average risk-free interest rate	0.25%	1.1%

Schedule of Nonvested Share Activity [Table Text Block]
	Non-Vested Stock Options	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2011	608,986	$0.85
Granted	46,875	$0.14
Forfeited/cancelled	(140,415)	$(1.70)
Released/vested	(313,240)	$(1.30)
Outstanding at December 31, 2012	202,206	$0.65

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
			Options Outstanding			Vested Options
			Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Outstanding	Weighted- Average Exercise Price
$0.11	-	$0.58	114,865	4.2	$0.45	86,115	$0.41
$0.75	-	$2.04	88,596	3.4	$1.46	88,596	$1.46
$2.16	-	$2.44	146,113	3.0	$2.21	75,281	$2.26
$3.48	-	$10.84	128,875	1.5	$4.95	113,751	$5.15
$17.44	-	$32.08	1,295	0.5	$32.08	1,295	$32.08
$0.11	-	$32.08	479,744	3.0	$2.47	365,038	$2.64